SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss Per Ordinary Shares (Details) - USD ($)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Denominator For Calculation Of Earnings Per Share
Basic and diluted net income per share		$ (0.69)	$ 0.33
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from calculation of diluted loss per share	25,483,334
Common Class B [Member]
Numerator For Calculation Of Earnings Per Share
Non-Redeemable Net Income (loss)		$ (8,452,217)	$ 4,205,353
Denominator For Calculation Of Earnings Per Share
Redeemable Class A Ordinary Shares, Basic and Diluted		12,265,625	12,937,500
Basic and diluted net income per share		$ (0.69)	$ 0.33
Common Class A [Member]
Numerator For Calculation Of Earnings Per Share
Non-Redeemable Net Income (loss)		$ (21,462,531)	$ 16,821,410
Denominator For Calculation Of Earnings Per Share
Redeemable Class A Ordinary Shares, Basic and Diluted		31,145,833	51,750,000
Basic and diluted net income per share		$ (0.69)	$ 0.33